WARRANTS (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	44,205,800	44,296,242	29,624,663
Minimum
Class of Warrant or Right [Line Items]
Exercise price		$ 0.36	$ 0.36
Warrant term		1 year	1 year
Maximum
Class of Warrant or Right [Line Items]
Exercise price		$ 1.53	$ 1.53
Warrant term	6 years	5 years	5 years
Series A'
Class of Warrant or Right [Line Items]
Exercise price	$ 0.4485
Number of Shares (in shares)	178,372
Warrant term	10 years
Series D
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5326
Number of Shares (in shares)	6,157,542
Warrant term	7 years
Series D'
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5326
Number of Shares (in shares)	37,869,886
Warrant term	7 years
Shares reserved for warrants to purchase shares of common stock
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	6,001,639	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of common stock | Minimum
Class of Warrant or Right [Line Items]
Exercise price	$ 0.36
Warrant term	1 year
Shares reserved for warrants to purchase shares of common stock | Maximum
Class of Warrant or Right [Line Items]
Exercise price	$ 1.53